Income Taxes - Income Taxes Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income tax relating to components of other comprehensive income [abstract]
Current taxes	$ 0	$ 0	$ 0
Unrealized gain/(loss) on cash flow hedging derivatives	1,800	(4,344)	2,698
Pension liability	(477)	67	148
Total income tax recognized directly in other comprehensive income	$ 1,323	$ (4,277)	$ 2,846